Note 4 - Earnings Per Share ("EPS") (Details) - Reconciliation of Numerator of Basic and Diluted EPS Calculations (USD $)	3 Months Ended				12 Months Ended
	Mar. 31, 2013		Mar. 31, 2012		Dec. 31, 2012		Dec. 31, 2011
Basic Numerator:
Net (loss) income (in Dollars)	$ (315,579)		$ 363,498		$ 3,267		$ (1,897,606)
Dilutive Denominator:	81,465,289		78,156,172
Per Share Amount (in Dollars per share)	$ 0.00	[1]	$ 0.00	[1]
Basic Denominator:	81,465,289		78,155,413
Per Share Amount (in Dollars per share)	$ 0.00	[1]	$ 0.00	[1]		[1]		[1]
Stock Options			759

[1]	Represents less than $0.01